Not FDIC Insured May Lose Value No Bank Guarantee
TIT-Q1PH

Schedules of Investments
(unaudited)
Templeton Global Bond Fund 2
Templeton Global Total Return Fund 7
Templeton International Bond Fund 14
Templeton Sustainable Emerging Markets Bond Fund 18
Notes to Schedules of Investments 23

Templeton Income Trust
Schedule of Investments (unaudited), March 31, 2023
Templeton Global Bond Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 56.8%
Australia 7.5%
a
Australia Government Bond ,
Senior Bond, Reg S, 4.25%, 4/21/26 273,480,000 AUD $ 189,755,182
Senior Note, Reg S, 0.25%, 11/21/25 84,160,000 AUD 52,494,772
Senior Note, Reg S, 0.5%, 9/21/26 .. 292,440,000 AUD 179,836,741
422,086,695
Brazil 2.1%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 433,584,000 BRL 80,535,003
10%, 1/01/31 .................. 208,480,000 BRL 36,124,502
116,659,505
Colombia 5.3%
Colombia Government Bond, Senior
Bond, 9.85%, 6/28/27 ............ 10,884,000,000 COP 2,187,993
Colombia Titulos de Tesoreria ,
B, 10%, 7/24/24 ................ 359,411,500,000 COP 76,477,745
B, 6.25%, 11/26/25 .............. 126,303,000,000 COP 24,317,427
B, 7.5%, 8/26/26 ............... 172,321,200,000 COP 33,337,968
B, 5.75%, 11/03/27 .............. 91,769,000,000 COP 15,975,058
B, 6%, 4/28/28 ................. 322,225,100,000 COP 55,512,851
B, 7.75%, 9/18/30 .............. 295,978,800,000 COP 51,969,779
B, 7%, 3/26/31 ................. 110,158,200,000 COP 18,212,286
B, 7%, 6/30/32 ................. 107,691,000,000 COP 17,151,416
B, 6.25%, 7/09/36 .............. 18,484,000,000 COP 2,516,680
297,659,203
Germany 2.6%
a
Bundesobligation , Reg S, 10/18/24 ... 33,025,000 EUR 34,362,295
a
Bundesrepublik Deutschland, Reg S,
6.25%, 1/04/24 ................ 32,383,000 EUR 36,010,246
a
Bundesschatzanweisungen , Reg S,
0.4%, 9/13/24 ................. 71,665,000 EUR 75,159,467
145,532,008
Ghana 2.6%
b
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 177,716,953 GHS 13,498,438
PIK, 8.5%, 2/15/28 .............. 177,716,953 GHS 13,802,747
PIK, 8.65%, 2/13/29 ............. 177,716,953 GHS 13,505,629
PIK, 8.8%, 2/12/30 .............. 177,716,953 GHS 13,130,774
PIK, 8.95%, 2/11/31 ............. 157,970,626 GHS 11,449,222
PIK, 9.1%, 2/10/32 .............. 157,970,626 GHS 11,404,705
PIK, 9.25%, 2/08/33 ............. 157,970,626 GHS 11,336,061
PIK, 9.4%, 2/07/34 .............. 157,970,626 GHS 11,233,170
PIK, 9.55%, 2/06/35 ............. 157,970,626 GHS 11,148,626
PIK, 9.7%, 2/05/36 .............. 157,970,626 GHS 11,048,826
PIK, 9.85%, 2/03/37 ............. 157,970,626 GHS 11,034,622
PIK, 10%, 2/02/38 .............. 157,970,626 GHS 11,034,699
143,627,519
India 4.5%
India Government Bond ,
8.33%, 7/09/26 ................ 8,401,000,000 INR 105,496,744
7.26%, 1/14/29 ................ 6,911,000,000 INR 84,467,955

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
India (continued)
India Government Bond, (continued)
Senior Bond, 7.26%, 8/22/32 ...... 4,225,900,000 INR $ 51,419,017
Senior Note, 7.1%, 4/18/29 ....... 917,600,000 INR 11,090,346
252,474,062
Indonesia 9.2%
Indonesia Government Bond ,
FR39, 11.75%, 8/15/23 .......... 641,965,000,000 IDR 43,781,785
FR40, 11%, 9/15/25 ............. 241,585,000,000 IDR 17,830,647
FR44, 10%, 9/15/24 ............. 248,790,000,000 IDR 17,490,466
FR46, 9.5%, 7/15/23 ............ 171,701,000,000 IDR 11,585,481
FR59, 7%, 5/15/27 .............. 502,090,000,000 IDR 34,228,310
FR70, 8.375%, 3/15/24 .......... 912,617,000,000 IDR 62,263,309
FR81, 6.5%, 6/15/25 ............ 162,429,000,000 IDR 10,871,569
FR86, 5.5%, 4/15/26 ............ 935,441,000,000 IDR 60,882,115
FR95, 6.375%, 8/15/28 .......... 1,486,781,000,000 IDR 99,338,031
c
FR96, 7%, 2/15/33 .............. 2,336,600,000,000 IDR 158,596,462
516,868,175
Malaysia 7.4%
Malaysia Government Bond ,
3.906%, 7/15/26 ................ 472,220,000 MYR 108,783,577
3.9%, 11/30/26 ................. 226,950,000 MYR 52,172,457
3.892%, 3/15/27 ................ 19,290,000 MYR 4,421,125
3.502%, 5/31/27 ................ 30,640,000 MYR 6,932,616
3.899%, 11/16/27 ............... 691,620,000 MYR 159,148,030
3.733%, 6/15/28 ................ 371,370,000 MYR 84,307,742
415,765,547
Mexico 2.3%
Mexican Bonos Desarr Fixed Rate ,
M, 7.5%, 5/26/33 ............... 2,133,610,000 MXN 108,001,343
M 20, Senior Bond, 8.5%, 5/31/29 .. 384,700,000 MXN 21,021,824
129,023,167
Norway 4.1%
a
Norway Government Bond ,
Senior Bond, 144A, Reg S, 3%,
3/14/24 ...................... 1,557,308,000 NOK 148,314,088
Senior Bond, 144A, Reg S, 1.75%,
3/13/25 ...................... 890,910,000 NOK 82,944,334
231,258,422
Singapore 1.7%
Singapore Government Bond, 2.625%,
8/01/32 ...................... 128,860,000 SGD 94,353,542
South Korea 4.0%
Korea Treasury Bonds, 1.375%, 9/10/24 300,453,010,000 KRW 223,839,599
Thailand 3.5%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 3,255,070,000 THB 93,826,853
1%, 6/17/27 ................... 2,318,690,000 THB 65,207,832

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Thailand (continued)
Thailand Government Bond, (continued)
Senior Note, 0.66%, 11/22/23 ...... 1,302,120,000 THB $ 37,837,236
196,871,921
Total Foreign Government and Agency Securities (Cost $3,431,709,906) ...........
3,186,019,365
U.S. Government and Agency Securities 18.6%
United States 18.6%
U.S. Treasury Notes ,
4.5%, 11/30/24 ................. 44,189,000 44,370,244
1.75%, 12/31/24 ................ 145,678,000 139,802,510
2.875%, 5/31/25 ................ 37,950,000 37,059,806
2.625%, 12/31/25 ............... 418,885,000 405,557,583
1.625%, 2/15/26 ................ 226,420,000 213,016,113
2.125%, 5/31/26 ................ 103,431,000 98,332,174
1.625%, 10/31/26 ............... 111,130,000 103,270,591
1,041,409,021
Total U.S. Government and Agency Securities (Cost $1,112,932,713) ..............
1,041,409,021
Total Long Term Investments (Cost $4,544,642,619) .............................
4,227,428,386
Short Term Investments 23.5%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 18.8%
Brazil 4.0%
d
Brazil Letras do Tesouro Nacional ,
1/01/25 ...................... 1,367,410,000 BRL 220,829,436
Germany 1.9%
d
Germany Treasury Bills ,
a
Reg S, 9/20/23 ................. 12,620,000 EUR 13,505,883
a
Reg S, 10/18/23 ................ 89,054,000 EUR 95,081,934
108,587,817
Japan 10.1%
d
Japan Treasury Bills ,
5/10/23 ...................... 25,360,000,000 JPY 191,077,979
6/19/23 ...................... 8,066,100,000 JPY 60,789,430
9/20/23 ...................... 28,889,900,000 JPY 217,823,440
12/20/23 ..................... 3,226,000,000 JPY 24,328,877
2/20/24 ...................... 9,663,100,000 JPY 72,877,238
566,896,964
Singapore 2.8%
d
Singapore Treasury Bills , 5/30/23 ....
211,090,000 SGD 157,652,552
Total Foreign Government and Agency Securities (Cost $1,023,807,365) ...........
1,053,966,769

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2023, the Fund had the following forward exchange contracts outstanding.
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Money Market Funds 4.7%
United States 4.7%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 4.371% ......... 266,129,301 $ 266,129,301
Total Money Market Funds (Cost $266,129,301) .................................
266,129,301
a a a a a
Total Short Term Investments (Cost $1,289,936,666 ) .............................
1,320,096,070
a a a
Total Investments (Cost $5,834,579,285) 98.9% ..................................
$5,547,524,456
Other Assets, less Liabilities 1.1% .............................................
60,009,653
Net Assets 100.0% ...........................................................
$5,607,534,109
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the aggregate value of these securities was $907,464,942, representing 16.2% of net assets.
b
Income may be received in additional securities and/or cash.
c
A portion or all of the security purchased on a delayed delivery basis.
d
The security was issued on a discount basis with no stated coupon rate.
e
See Note 4 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... JPHQ Buy 9,328,000,000 11,630,198 4/10/23 $ 99,165 $ —
Chilean Peso ...... JPHQ Sell 9,328,000,000 11,674,593 4/10/23 — (54,770)
Indian Rupee ...... HSBK Buy 2,559,257,100 30,731,491 4/10/23 404,933 —
Indian Rupee ...... HSBK Sell 2,559,257,100 31,117,479 4/10/23 — (18,944)
Chilean Peso ...... GSCO Buy 8,925,550,000 10,673,176 4/18/23 542,992 —
Chilean Peso ...... JPHQ Buy 17,871,274,547 21,799,554 4/20/23 654,558 —
Euro ............. BZWS Buy 32,638,000 35,437,111 4/25/23 70,624 (69,756)
Euro ............. BZWS Sell 32,638,000 36,250,863 4/25/23 812,884 —
Euro ............. DBAB Buy 90,939,000 98,683,594 4/25/23 167,507 (110,539)
Euro ............. DBAB Sell 90,939,000 90,663,819 4/25/23 — (8,076,742)
South Korean Won .. CITI Buy 73,606,900,000 59,658,697 4/25/23 — (3,247,546)
Canadian Dollar .... HSBK Buy 272,781,000 204,419,914 5/03/23 — (2,501,629)
Canadian Dollar .... HSBK Sell 28,148,471 19,393,582 EUR 5/03/23 230,394 —
Euro ............. HSBK Sell 20,687,366 28,148,472 CAD 5/03/23 — (1,635,782)
Chilean Peso ...... GSCO Buy 37,210,285,275 45,839,588 5/09/23 831,450 —
Chilean Peso ...... MSCO Buy 33,537,277,800 41,835,312 5/17/23 186,763 —
Chinese Yuan ...... CITI Buy 841,154,240 122,223,484 6/07/23 814,608 —
Chinese Yuan ...... CITI Sell 841,154,240 124,385,775 6/07/23 1,347,683 —
Indian Rupee ...... JPHQ Buy 2,589,343,200 30,930,457 6/14/23 476,585 —
Japanese Yen ...... BOFA Buy 27,371,868,200 205,997,127 6/15/23 2,407,050 —
Japanese Yen ...... DBAB Buy 35,628,107,310 265,623,901 6/15/23 5,641,703 —
Japanese Yen ...... GSCO Buy 22,289,000,000 167,636,883 6/15/23 2,067,305 —
South Korean Won .. BNDP Buy 205,374,700,000 155,748,542 6/15/23 2,139,830 —
South Korean Won .. HSBK Buy 169,800,000,000 130,194,755 6/20/23 382,124 —
Chinese Yuan ...... CITI Buy 856,161,690 126,100,845 6/21/23 — (722,409)
Chinese Yuan ...... CITI Sell 856,161,690 125,747,098 6/21/23 368,661 —

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 29 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Indian Rupee ...... CITI Buy 2,857,906,500 34,649,691 6/21/23 $ — $ (55)
Indian Rupee ...... JPHQ Buy 4,628,008,500 56,117,479 6/21/23 — (6,893)
Japanese Yen ...... BOFA Buy 15,477,619,440 116,993,231 6/21/23 956,089 —
Japanese Yen ...... JPHQ Buy 8,080,979,530 60,926,449 6/21/23 655,763 —
Japanese Yen ...... MSCO Buy 15,600,000,000 118,104,424 6/21/23 777,513 —
South Korean Won .. HSBK Buy 247,500,000,000 187,343,880 6/21/23 2,995,500 —
Chilean Peso ...... GSCO Buy 49,529,280,440 59,850,499 6/22/23 1,823,113 —
Chilean Peso ...... JPHQ Buy 18,656,000,000 23,130,618 7/05/23 39,052 —
Indian Rupee ...... HSBK Buy 2,559,257,100 30,954,511 7/10/23 34,867 —
Indian Rupee ...... JPHQ Buy 2,823,969,900 33,724,278 7/11/23 467,835 —
South Korean Won .. JPHQ Buy 20,554,300,000 16,631,711 7/18/23 — (798,425)
Chilean Peso ...... GSCO Buy 24,095,047,612 24,120,348 7/26/23 5,733,296 —
Mexican Peso ...... MSCO Buy 179,588,000 8,514,338 8/04/23 1,214,103 —
Mexican Peso ...... MSCO Sell 179,588,000 8,127,993 8/04/23 — (1,600,448)
Japanese Yen ...... BNDP Buy 7,696,725,520 58,906,517 9/20/23 533,924 —
New Zealand Dollar . BOFA Buy 56,380,000 34,506,815 9/20/23 721,121 —
New Zealand Dollar . CITI Buy 66,290,000 40,471,371 9/20/23 948,634 —
New Zealand Dollar . JPHQ Buy 181,180,000 110,641,191 9/20/23 2,565,575 —
South Korean Won .. DBAB Buy 66,506,000,000 50,675,099 9/20/23 763,900 —
Mexican Peso ...... CITI Buy 522,579,750 24,914,790 10/23/23 2,952,342 —
Mexican Peso ...... CITI Sell 522,579,750 22,751,029 10/23/23 — (5,116,103)
Mexican Peso ...... MSCO Buy 540,623,000 23,797,496 9/03/24 3,577,051 —
Mexican Peso ...... MSCO Sell 540,623,000 22,984,206 9/03/24 — (4,390,341)
Total Forward Exchange Contracts ................................................... $46,406,497 $(28,350,382)
Net unrealized appreciation (depreciation) ............................................ $18,056,115
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments (unaudited), March 31, 2023
Templeton Global Total Return Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Broadline Retail 434,200,485 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Broadline Retail 50,014,925 —
—
Total Common Stocks (Cost $1,645,359) .......................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
1/06/23 ...................... Broadline Retail 37,627,701 —
Senior Secured Note, 144A, PIK, 8%,
1/06/23 ...................... Broadline Retail 14,528,882 EUR —
a,d,e
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
1/06/23 ...................... Broadline Retail 19,186,470 —
—
Total Corporate Bonds (Cost $46,940,536) ......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 73.0%
Australia 4.4%
e
Australia Government Bond ,
Senior Bond, Reg S, 4.25%, 4/21/26 20,210,000 AUD 14,022,789
Senior Note, Reg S, 0.25%, 11/21/25 1,200,000 AUD 748,499
Senior Note, Reg S, 0.5%, 9/21/26 .. 8,210,000 AUD 5,048,761
19,820,049
Brazil 3.7%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 81,500,000 BRL 15,138,019
10%, 1/01/31 .................. 8,440,000 BRL 1,462,446
16,600,465
Colombia 8.3%
Colombia Titulos de Tesoreria ,
B, 10%, 7/24/24 ................ 7,694,100,000 COP 1,637,197
B, 6.25%, 11/26/25 .............. 9,412,000,000 COP 1,812,116
B, 7.5%, 8/26/26 ............... 131,496,000,000 COP 25,439,756
B, 5.75%, 11/03/27 .............. 6,893,000,000 COP 1,199,927
B, 6%, 4/28/28 ................. 3,883,000,000 COP 668,962
B, 7.75%, 9/18/30 .............. 8,382,000,000 COP 1,471,763
B, 7%, 3/26/31 ................. 4,593,500,000 COP 759,436
B, 7%, 6/30/32 ................. 23,937,000,000 COP 3,812,328
B, 6.25%, 7/09/36 .............. 1,849,000,000 COP 251,750
37,053,235
Dominican Republic 3.2%
e
Dominican Republic Government Bond ,
Senior Bond, 144A, 5.3%, 1/21/41 .. 8,400,000 6,568,645
Senior Bond, 144A, 6.4%, 6/05/49 .. 1,460,000 1,223,445

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Dominican Republic (continued)
e
Dominican Republic Government Bond,
(continued)
Senior Bond, 144A, 5.875%, 1/30/60 8,320,000 $ 6,392,264
14,184,354
Ecuador 3.6%
e
Ecuador Government Bond ,
Senior Bond, 144A, 2.5%, 7/31/35 .. 33,616,000 11,347,359
Senior Note, 144A, 5.5%, 7/31/30 .. 10,467,000 4,917,821
16,265,180
Egypt 3.2%
e
Egypt Government Bond ,
Senior Bond, 144A, 7.625%, 5/29/32 1,330,000 847,875
Senior Bond, 144A, 7.3%, 9/30/33 .. 7,530,000 4,642,923
Senior Bond, 144A, 8.5%, 1/31/47 .. 950,000 554,039
Senior Bond, 144A, 7.903%, 2/21/48 1,080,000 601,569
Senior Bond, 144A, 8.7%, 3/01/49 .. 820,000 481,976
Senior Bond, 144A, 8.875%, 5/29/50 3,120,000 1,849,258
Senior Bond, 144A, 8.75%, 9/30/51 . 6,580,000 3,863,618
Senior Bond, 144A, 7.5%, 2/16/61 .. 2,370,000 1,288,370
14,129,628
Germany 2.8%
e
Bundesobligation, Reg S, 10/18/24 ... 2,800,000 EUR 2,913,381
e
Bundesrepublik Deutschland, Reg S,
6.25%, 1/04/24 ................ 2,745,000 EUR 3,052,470
e
Bundesschatzanweisungen, Reg S,
0.4%, 9/13/24 ................. 6,076,000 EUR 6,372,273
12,338,124
Ghana 4.1%
d
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 24,409,001 GHS 1,853,978
PIK, 8.5%, 2/15/28 .............. 24,409,001 GHS 1,895,775
PIK, 8.65%, 2/13/29 ............. 24,154,416 GHS 1,835,619
PIK, 8.8%, 2/12/30 .............. 24,154,416 GHS 1,784,670
PIK, 8.95%, 2/11/31 ............. 21,866,612 GHS 1,584,824
PIK, 9.1%, 2/10/32 .............. 21,866,612 GHS 1,578,662
PIK, 9.25%, 2/08/33 ............. 21,866,612 GHS 1,569,161
PIK, 9.4%, 2/07/34 .............. 18,302,424 GHS 1,301,471
PIK, 9.55%, 2/06/35 ............. 18,302,424 GHS 1,291,676
PIK, 9.7%, 2/05/36 .............. 18,302,424 GHS 1,280,113
PIK, 9.85%, 2/03/37 ............. 18,302,424 GHS 1,278,468
PIK, 10%, 2/02/38 .............. 18,302,424 GHS 1,278,477
18,532,894
Hungary 4.4%
Hungary Government Bond ,
1%, 11/26/25 .................. 3,174,900,000 HUF 7,130,741
3%, 10/27/27 .................. 273,100,000 HUF 593,390
4.75%, 11/24/32 ................ 5,633,000,000 HUF 12,210,403
19,934,534

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
India 3.5%
India Government Bond, Senior Bond,
7.26%, 8/22/32 ................ 1,279,300,000 INR $ 15,565,997
Indonesia 8.7%
Indonesia Government Bond ,
FR44, 10%, 9/15/24 ............. 15,790,000,000 IDR 1,110,071
FR46, 9.5%, 7/15/23 ............ 9,485,000,000 IDR 639,998
FR59, 7%, 5/15/27 .............. 150,718,000,000 IDR 10,274,697
FR81, 6.5%, 6/15/25 ............ 14,790,000,000 IDR 989,912
FR86, 5.5%, 4/15/26 ............ 172,235,000,000 IDR 11,209,719
FR95, 6.375%, 8/15/28 .......... 82,071,000,000 IDR 5,483,505
f
FR96, 7%, 2/15/33 .............. 138,340,000,000 IDR 9,389,812
39,097,714
Malaysia 9.6%
Malaysia Government Bond ,
3.882%, 3/14/25 ................ 6,280,000 MYR 1,441,263
3.955%, 9/15/25 ................ 13,570,000 MYR 3,122,363
3.906%, 7/15/26 ................ 41,220,000 MYR 9,495,699
3.9%, 11/30/26 ................. 9,950,000 MYR 2,287,358
3.892%, 3/15/27 ................ 270,000 MYR 61,882
3.502%, 5/31/27 ................ 2,680,000 MYR 606,378
3.899%, 11/16/27 ............... 94,470,000 MYR 21,738,403
3.733%, 6/15/28 ................ 13,120,000 MYR 2,978,479
4.498%, 4/15/30 ................ 4,990,000 MYR 1,178,473
42,910,298
Mexico 2.7%
Mexican Bonos Desarr Fixed Rate ,
M, 7.5%, 5/26/33 ............... 197,470,000 MXN 9,995,747
M 20, Senior Bond, 8.5%, 5/31/29 .. 35,600,000 MXN 1,945,352
11,941,099
Mongolia 1.2%
e
Mongolia Government Bond ,
Senior Bond, 144A, 4.45%, 7/07/31 . 5,570,000 4,158,895
Senior Note, 144A, 5.125%, 4/07/26 . 200,000 177,500
Senior Note, 144A, 3.5%, 7/07/27 .. 1,380,000 1,104,000
5,440,395
Norway 4.4%
e
Norway Government Bond ,
Senior Bond, 144A, Reg S, 2%,
5/24/23 ...................... 2,361,000 NOK 225,243
Senior Bond, 144A, Reg S, 3%,
3/14/24 ...................... 205,560,000 NOK 19,577,016
19,802,259
Sri Lanka 0.8%
e,g
Sri Lanka Government Bond ,
Senior Bond, 144A, 6.85%, 11/03/25 2,100,000 777,115
Senior Bond, 144A, 6.2%, 5/11/27 .. 5,300,000 1,909,098
Senior Bond, 144A, 6.75%, 4/18/28 . 460,000 165,621
Senior Bond, 144A, 7.85%, 3/14/29 . 659,000 237,216
Senior Note, 144A, 5.75%, 4/18/23 .. 200,000 72,015

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Sri Lanka (continued)
e,g
Sri Lanka Government Bond,
(continued)
Senior Note, 144A, 6.35%, 6/28/24 .. 620,000 $ 224,718
3,385,783
Thailand 4.4%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 291,660,000 THB 8,407,051
1%, 6/17/27 ................... 402,200,000 THB 11,310,952
19,718,003
Total Foreign Government and Agency Securities (Cost $370,219,529) ............
326,720,011
U.S. Government and Agency Securities 3.6%
United States 3.6%
U.S. Treasury Notes, 4.5%, 11/30/24 .. 15,765,000 15,829,661
Total U.S. Government and Agency Securities (Cost $15,788,115) .................
15,829,661
Shares
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 2,168,033 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $434,593,539) ...............................
342,549,672
Short Term Investments 21.3%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 17.2%
Brazil 4.4%
h
Brazil Letras do Tesouro Nacional ,
1/01/25 ...................... 121,930,000 BRL 19,691,046
Germany 1.7%
e,h
Germany Treasury Bills , Reg S,
10/18/23 ..................... 7,269,000 EUR 7,761,028
Japan 11.1%
h
Japan Treasury Bills ,
5/10/23 ...................... 1,454,000,000 JPY 10,955,338
6/19/23 ...................... 741,700,000 JPY 5,589,755
9/20/23 ...................... 2,655,700,000 JPY 20,023,389
12/20/23 ..................... 296,000,000 JPY 2,232,284
2/20/24 ...................... 1,449,000,000 JPY 10,928,079
49,728,845
Total Foreign Government and Agency Securities (Cost $75,118,413) ..............
77,180,919

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 3 1 , 202 3 , the Fund had the following forward exchange contracts outstanding.
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Money Market Funds 4.1%
United States 4.1%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio, 4.371% ......... 18,280,563 $ 18,280,563
Total Money Market Funds (Cost $18,280,563) ..................................
18,280,563
a a a a a
Total Short Term Investments (Cost $93,398,976 ) ................................
95,461,482
a a a
Total Investments (Cost $527,992,515) 97.9% ...................................
$438,011,154
Other Assets, less Liabilities 2.1% .............................................
9,455,910
Net Assets 100.0% ...........................................................
$447,467,064
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the aggregate value of these securities was $113,126,800, representing 25.3% of net assets.
f
A portion or all of the security purchased on a delayed delivery basis.
g
Defaulted security or security for which income has been deemed uncollectible.
h
The security was issued on a discount basis with no stated coupon rate.
i
See Note 4 regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... HSBK Buy 797,617,100 9,577,765 4/10/23 $ 126,201 $ —
Indian Rupee ...... HSBK Sell 797,617,100 9,698,062 4/10/23 — (5,904)
Chilean Peso ...... GSCO Buy 4,371,850,000 5,227,860 4/18/23 265,964 —
Chilean Peso ...... JPHQ Buy 1,980,493,553 2,415,825 4/20/23 72,538 —
British Pound ...... DBAB Sell 3,250,000 3,740,567 EUR 4/25/23 50,304 —
Euro ............. BZWS Buy 4,048,000 4,395,166 4/25/23 8,759 (8,652)
Euro ............. BZWS Sell 4,048,000 4,496,093 4/25/23 100,820 —
Euro ............. DBAB Buy 530,000 575,136 4/25/23 976 (644)
Euro ............. DBAB Sell 530,000 528,396 4/25/23 — (47,072)
Euro ............. DBAB Sell 3,677,948 3,250,000 GBP 4/25/23 17,688 —
South Korean Won .. CITI Buy 3,769,400,000 3,055,114 4/25/23 — (166,306)
Norwegian Krone ... MSCO Buy 10,876,000 1,102,506 4/27/23 — (62,143)
Australian Dollar .... MSCO Buy 12,180,000 8,677,945 4/28/23 — (528,161)
Canadian Dollar .... HSBK Buy 42,887,000 32,139,177 5/03/23 — (393,310)
Canadian Dollar .... HSBK Sell 652,161 449,322 EUR 5/03/23 5,338 —
Euro ............. HSBK Sell 479,297 652,161 CAD 5/03/23 — (37,899)
Chilean Peso ...... JPHQ Buy 1,247,506,447 1,548,351 5/08/23 16,531 —
Chilean Peso ...... GSCO Buy 4,635,164,441 5,710,089 5/09/23 103,571 —
Indian Rupee ...... HSBK Buy 257,214,374 3,096,133 5/15/23 27,595 —
Australian Dollar .... DBAB Buy 10,994,000 7,604,220 5/22/23 — (241,175)
Australian Dollar .... JPHQ Buy 10,306,000 7,134,844 5/22/23 — (232,575)
Japanese Yen ...... BOFA Buy 2,511,042,560 18,897,780 6/15/23 220,818 —

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 3 1, 2023 , the Fund had the following interest rate swap contracts outstanding.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... DBAB Buy 2,831,454,060 21,109,790 6/15/23 $ 448,360 $ —
South Korean Won .. CITI Buy 22,815,900,000 17,311,002 6/15/23 229,452 —
Chinese Yuan ...... CITI Buy 6,291,510 926,653 6/21/23 — (5,309)
Chinese Yuan ...... CITI Sell 6,291,510 924,054 6/21/23 2,709 —
Indian Rupee ...... CITI Buy 1,300,727,980 15,770,223 6/21/23 — (25)
Japanese Yen ...... JPHQ Buy 741,333,530 5,589,275 6/21/23 60,158 —
Chilean Peso ...... GSCO Buy 2,076,811,788 2,509,591 6/22/23 76,445 —
Indian Rupee ...... HSBK Buy 797,617,100 9,647,271 7/10/23 10,867 —
Chilean Peso ...... GSCO Buy 4,503,052,836 4,509,362 7/26/23 1,069,898 —
Mexican Peso ...... MSCO Buy 22,503,000 1,064,475 8/04/23 154,533 —
Mexican Peso ...... MSCO Sell 22,503,000 1,018,466 8/04/23 — (200,542)
Australian Dollar .... MSCO Buy 12,410,000 8,385,437 9/11/23 — (39,636)
Japanese Yen ...... BNDP Buy 706,082,800 5,403,971 9/20/23 48,981 —
South Korean Won .. DBAB Buy 60,875,000,000 46,384,486 9/20/23 699,221 —
Mexican Peso ...... MSCO Buy 67,743,000 2,981,957 9/03/24 448,223 —
Mexican Peso ...... MSCO Sell 67,743,000 2,880,046 9/03/24 — (550,134)
Total Forward Exchange Contracts ................................................... $4,265,950 $(2,519,487)
Net unrealized appreciation (depreciation) ............................................ $1,746,463
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 1.811% ... Annual 3/15/32 6,700,000 $ 726,755 $ — $ 726,755
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.176% ... Annual 3/28/32 3,330,000 265,294 — 265,294
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.257% ... Annual 3/30/32 3,330,000 257,780 — 257,780
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.253% ... Annual 3/31/32 3,320,000 251,968 — 251,968
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.418% ... Annual 4/11/32 4,260,000 274,296 — 274,296
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.463% ... Annual 4/18/32 1,330,000 81,017 — 81,017
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.541% ... Annual 4/19/32 710,000 38,438 — 38,438

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 29.
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.549% ... Annual 4/19/32 1,750,000 $ 93,516 $ — $ 93,516
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.67% .... Annual 4/21/32 1,720,000 73,953 — 73,953
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.645% ... Annual 5/16/32 425,000 20,020 — 20,020
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.741% ... Annual 5/19/32 1,400,000 54,294 — 54,294
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.662% ... Annual 6/02/32 1,824,000 90,911 — 90,911
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.989% ... Annual 6/30/32 1,421,000 33,364 — 33,364
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.612% ... Annual 7/07/32 1,421,000 75,113 — 75,113
Total Interest Rate Swap Contracts ............................... $2,336,719 $ — $2,336,719
*
In U.S. dollars unless otherwise indicated.

Templeton Income Trust
Schedule of Investments (unaudited), March 31, 2023
Templeton International Bond Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 54.9%
Australia 4.5%
a
Australia Government Bond, Reg S,
5.5%, 4/21/23 ................. 2,320,000 AUD $ 1,552,324
Brazil 6.0%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 8,200,000 BRL 1,523,089
10%, 1/01/29 .................. 2,040,000 BRL 364,057
10%, 1/01/31 .................. 940,000 BRL 162,879
2,050,025
Colombia 5.1%
Colombia Titulos de Tesoreria ,
B, 6.25%, 11/26/25 .............. 100,000,000 COP 19,253
B, 7.5%, 8/26/26 ............... 7,699,000,000 COP 1,489,480
B, 5.75%, 11/03/27 .............. 68,000,000 COP 11,837
B, 6%, 4/28/28 ................. 139,000,000 COP 23,947
B, 7.75%, 9/18/30 .............. 399,000,000 COP 70,059
B, 7%, 3/26/31 ................. 142,000,000 COP 23,477
B, 7%, 6/30/32 ................. 670,000,000 COP 106,708
B, 6.25%, 7/09/36 .............. 92,000,000 COP 12,526
1,757,287
Germany 2.7%
a
Bundesobligation, Reg S, 10/18/24 ... 213,000 EUR 221,625
a
Bundesrepublik Deutschland, Reg S,
6.25%, 1/04/24 ................ 209,000 EUR 232,410
a
Bundesschatzanweisungen, Reg S,
0.4%, 9/13/24 ................. 463,000 EUR 485,577
939,612
Ghana 2.3%
b
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 990,432 GHS 75,228
PIK, 8.5%, 2/15/28 .............. 990,432 GHS 76,924
PIK, 8.65%, 2/13/29 ............. 986,967 GHS 75,005
PIK, 8.8%, 2/12/30 .............. 986,967 GHS 72,923
PIK, 8.95%, 2/11/31 ............. 882,696 GHS 63,975
PIK, 9.1%, 2/10/32 .............. 882,696 GHS 63,726
PIK, 9.25%, 2/08/33 ............. 882,696 GHS 63,343
PIK, 9.4%, 2/07/34 .............. 834,168 GHS 59,317
PIK, 9.55%, 2/06/35 ............. 834,168 GHS 58,871
PIK, 9.7%, 2/05/36 .............. 834,168 GHS 58,344
PIK, 9.85%, 2/03/37 ............. 834,168 GHS 58,268
PIK, 10%, 2/02/38 .............. 834,168 GHS 58,269
784,193
India 4.3%
India Government Bond ,
Senior Bond, 7.26%, 8/22/32 ...... 18,000,000 INR 219,017
Senior Note, 7.1%, 4/18/29 ....... 103,200,000 INR 1,247,301
1,466,318
Indonesia 8.6%
Indonesia Government Bond ,
FR81, 6.5%, 6/15/25 ............ 10,420,000,000 IDR 697,423
FR86, 5.5%, 4/15/26 ............ 19,000,000,000 IDR 1,236,594

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Indonesia (continued)
Indonesia Government Bond,
(continued)
c
FR96, 7%, 2/15/33 .............. 15,280,000,000 IDR $ 1,037,128
2,971,145
Malaysia 7.5%
Malaysia Government Bond ,
3.906%, 7/15/26 ................ 2,510,000 MYR 578,219
3.9%, 11/30/26 ................. 1,480,000 MYR 340,230
3.892%, 3/15/27 ................ 130,000 MYR 29,795
3.502%, 5/31/27 ................ 200,000 MYR 45,252
3.899%, 11/16/27 ............... 4,520,000 MYR 1,040,093
3.733%, 6/15/28 ................ 2,410,000 MYR 547,114
2,580,703
Mexico 2.4%
Mexican Bonos Desarr Fixed Rate ,
M, 7.5%, 5/26/33 ............... 13,870,000 MXN 702,086
M 20, Senior Bond, 8.5%, 5/31/29 .. 2,500,000 MXN 136,612
838,698
Singapore 0.9%
Singapore Government Bond, 2.375%,
6/01/25 ...................... 437,000 SGD 323,409
South Korea 7.6%
Korea Treasury Bonds, 1.875%, 6/10/26 3,553,220,000 KRW 2,603,718
Thailand 3.0%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 19,320,000 THB 556,896
1%, 6/17/27 ................... 14,770,000 THB 415,372
Senior Note, 0.66%, 11/22/23 ...... 1,900,000 THB 55,211
1,027,479
Total Foreign Government and Agency Securities (Cost $20,131,188) ..............
18,894,911
Short Term Investments 44.9%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 12.4%
Germany 1.8%
a,d
Germany Treasury Bills , Reg S,
10/18/23 ..................... 575,000 EUR 613,921
Japan 10.6%
d
Japan Treasury Bills ,
5/10/23 ...................... 76,400,000 JPY 575,645
6/19/23 ...................... 49,800,000 JPY 375,313
9/20/23 ...................... 177,800,000 JPY 1,340,573
12/20/23 ..................... 20,000,000 JPY 150,830

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2023, the Fund had the following forward exchange contracts outstanding.
Short Term Investments
(continued)
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Japan (continued)
d
Japan Treasury Bills, (continued)
2/20/24 ...................... 161,700,000 JPY $ 1,219,510
3,661,871
Total Foreign Government and Agency Securities (Cost $4,090,927) ...............
4,275,792
Shares
Money Market Funds 32.5%
United States 32.5%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 4.371% ......... 11,182,892 11,182,892
Total Money Market Funds (Cost $11,182,892) ..................................
11,182,892
a a a a a
Total Short Term Investments (Cost $15,273,819 ) ................................
15,458,684
a a a
Total Investments (Cost $35,405,007) 99.8% ....................................
$34,353,595
Other Assets, less Liabilities 0.2% .............................................
55,087
Net Assets 100.0% ...........................................................
$34,408,682
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the aggregate value of these securities was $3,105,857, representing 9.0% of net assets.
b
Income may be received in additional securities and/or cash.
c
A portion or all of the security purchased on a delayed delivery basis.
d
The security was issued on a discount basis with no stated coupon rate.
e
See Note 4 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... GSCO Buy 182,060,000 217,707 4/18/23 $ 11,076 $ —
Chilean Peso ...... GSCO Sell 48,350,000 60,459 4/18/23 — (300)
Chilean Peso ...... JPHQ Buy 182,999,365 223,224 4/20/23 6,703 —
Euro ............. BZWS Buy 203,000 212,874 4/25/23 7,541 —
Euro ............. BZWS Sell 203,000 225,471 4/25/23 5,056 —
Euro ............. DBAB Buy 567,000 602,332 4/25/23 13,311 —
Euro ............. DBAB Sell 567,000 565,284 4/25/23 — (50,358)
Australian Dollar .... CITI Buy 245,000 169,022 5/08/23 — (5,027)
Australian Dollar .... DBAB Buy 245,000 169,739 5/09/23 — (5,737)
Chilean Peso ...... GSCO Buy 310,738,856 382,801 5/09/23 6,943 —
Australian Dollar .... DBAB Buy 521,000 360,360 5/22/23 — (11,429)
Australian Dollar .... JPHQ Buy 489,000 338,535 5/22/23 — (11,035)
Japanese Yen ...... BOFA Buy 169,013,600 1,271,974 6/15/23 14,863 —
Japanese Yen ...... DBAB Buy 219,993,550 1,640,153 6/15/23 34,836 —

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 29 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... GSCO Buy 146,000,000 1,098,075 6/15/23 $ 13,541 $ —
South Korean Won .. HSBK Buy 894,000,000 685,478 6/20/23 2,012 —
Chinese Yuan ...... CITI Buy 1,423,140 209,609 6/21/23 — (1,201)
Chinese Yuan ...... CITI Sell 1,423,140 209,021 6/21/23 613 —
Indian Rupee ...... CITI Buy 52,990,400 642,464 6/21/23 — (1)
Japanese Yen ...... BOFA Buy 95,569,950 722,400 6/21/23 5,904 —
Japanese Yen ...... JPHQ Buy 49,897,780 376,204 6/21/23 4,049 —
Chilean Peso ...... GSCO Buy 64,907,747 78,434 6/22/23 2,389 —
South Korean Won .. HSBK Buy 2,359,700,000 1,817,806 6/26/23 — (2,560)
Indian Rupee ...... JPHQ Buy 40,526,500 483,974 7/11/23 6,714 —
Chilean Peso ...... GSCO Buy 434,247,469 434,858 7/26/23 103,172 —
Canadian Dollar .... BOFA Buy 1,776,000 1,288,899 9/11/23 28,625 —
Canadian Dollar .... BOFA Sell 120,000 88,358 9/11/23 — (664)
Norwegian Krone ... CITI Buy 14,183,000 1,352,475 9/11/23 11,985 —
Norwegian Krone ... CITI Sell 1,050,000 102,068 9/11/23 1,054 —
Norwegian Krone ... DBAB Buy 1,192,000 113,985 9/11/23 690 —
Japanese Yen ...... BNDP Buy 47,525,120 363,731 9/20/23 3,297 —
New Zealand Dollar . CITI Buy 1,670,000 1,019,568 9/20/23 23,898 —
Singapore Dollar .... CITI Buy 2,100,000 1,563,663 9/20/23 23,862 —
Singapore Dollar .... CITI Sell 250,000 189,323 9/20/23 332 —
Total Forward Exchange Contracts ................................................... $332,466 $(88,312)
Net unrealized appreciation (depreciation) ............................................ $244,154
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments (unaudited), March 31, 2023
Templeton Sustainable Emerging Markets Bond Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Broadline Retail 2,171,539 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Broadline Retail 619,903 —
—
Total Common Stocks (Cost $14,998) ..........................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 3.0%
Costa Rica 3.0%
a,c
Reventazon Finance Trust , Senior
Secured Bond , 144A, 8% , 11/15/33 . Financial Services 477,900 446,301
South Africa 0.0%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
1/06/23 ...................... Broadline Retail 188,190 —
Senior Secured Note, 144A, PIK, 8%,
1/06/23 ...................... Broadline Retail 55,416 EUR —
a,d,e
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
1/06/23 ...................... Broadline Retail 237,804 —
—
Total Corporate Bonds (Cost $778,935) ........................................
446,301
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 79.0%
Brazil 2.8%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 590,000 BRL 113,095
10%, 1/01/27 .................. 630,000 BRL 117,018
10%, 1/01/29 .................. 280,000 BRL 49,968
10%, 1/01/31 .................. 790,000 BRL 136,888
416,969
Chile 5.8%
Chile Bonos Tesoreria Pesos ,
e
144A, Reg S, 4.7%, 9/01/30 ....... 630,000,000 CLP 764,110
2.5%, 3/01/25 ................. 80,000,000 CLP 93,765
857,875
Colombia 9.0%
Colombia Government Bond, Senior
Bond, 9.85%, 6/28/27 ............ 13,000,000 COP 2,613
Colombia Titulos de Tesoreria ,
B, 10%, 7/24/24 ................ 2,780,000,000 COP 591,545
B, 6.25%, 11/26/25 .............. 50,000,000 COP 9,627
B, 7.5%, 8/26/26 ............... 1,682,800,000 COP 325,561
B, 6%, 4/28/28 ................. 428,400,000 COP 73,805
B, 7.75%, 9/18/30 .............. 1,267,800,000 COP 222,608
B, 7%, 3/26/31 ................. 632,200,000 COP 104,521
B, 7%, 6/30/32 ................. 107,000,000 COP 17,041
1,347,321

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Czech Republic 3.3%
e
Czech Republic Government Bond, Reg
S, 1%, 6/26/26 ................. 12,000,000 CZK $ 490,559
Dominican Republic 2.3%
e
Dominican Republic Government Bond,
Senior Bond, 144A, 5.875%, 1/30/60 441,000 338,821
Ecuador 4.3%
e
Ecuador Government Bond ,
Senior Bond, 144A, 2.5%, 7/31/35 .. 1,199,500 404,901
Senior Bond, 144A, 1.5%, 7/31/40 .. 534,000 162,488
Senior Note, 144A, 5.5%, 7/31/30 .. 146,000 68,597
635,986
Egypt 2.1%
e
Egypt Government Bond, Senior Note,
144A, 5.25%, 10/06/25 ........... 390,000 308,919
Ghana 2.7%
d
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 779,905 GHS 59,237
PIK, 8.5%, 2/15/28 .............. 779,905 GHS 60,573
PIK, 8.65%, 2/13/29 ............. 731,409 GHS 55,584
PIK, 8.8%, 2/12/30 .............. 731,409 GHS 54,041
PIK, 8.95%, 2/11/31 ............. 725,579 GHS 52,588
PIK, 9.1%, 2/10/32 .............. 725,579 GHS 52,383
PIK, 9.25%, 2/08/33 ............. 725,579 GHS 52,068
PIK, 9.4%, 2/07/34 .............. 46,638 GHS 3,316
PIK, 9.55%, 2/06/35 ............. 46,638 GHS 3,291
PIK, 9.7%, 2/05/36 .............. 46,638 GHS 3,262
PIK, 9.85%, 2/03/37 ............. 46,638 GHS 3,258
PIK, 10%, 2/02/38 .............. 46,638 GHS 3,258
402,859
Indonesia 8.3%
Indonesia Government Bond ,
FR70, 8.375%, 3/15/24 .......... 144,000,000 IDR 9,824
FR81, 6.5%, 6/15/25 ............ 650,000,000 IDR 43,505
FR86, 5.5%, 4/15/26 ............ 7,410,000,000 IDR 482,272
FR95, 6.375%, 8/15/28 .......... 4,200,000,000 IDR 280,620
f
FR96, 7%, 2/15/33 .............. 6,160,000,000 IDR 418,109
1,234,330
Malaysia 4.5%
Malaysia Government Bond ,
3.882%, 3/14/25 ................ 530,000 MYR 121,635
3.899%, 11/16/27 ............... 1,940,000 MYR 446,412
4.498%, 4/15/30 ................ 410,000 MYR 96,828
664,875
Mexico 4.7%
Mexican Bonos Desarr Fixed Rate, M,
7.5%, 5/26/33 ................. 13,930,000 MXN 705,124
Oman 1.8%
e
Oman Government Bond, Senior Bond,
144A, 7%, 1/25/51 .............. 275,000 268,429

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Seychelles 1.4%
e
Seychelles International Bond, Senior
Bond, Reg S, 8%, 1/01/26 ........ 210,000 $ 211,470
Singapore 4.3%
Singapore Government Bond, 3%,
9/01/24 ...................... 857,000 SGD 642,134
South Korea 4.3%
Korea Monetary Stabilization Bond,
Senior Note, 0.905%, 4/02/23 ...... 375,000,000 KRW 287,024
Korea Treasury Bonds ,
0.875%, 12/10/23 ............... 370,000,000 KRW 278,628
1.875%, 6/10/26 ................ 96,500,000 KRW 70,713
636,365
Supranational 8.6%
g
European Bank for Reconstruction &
Development ,
Senior Note, 0.84%, 6/26/24 ...... 250,000,000 HUF 617,885
Senior Note, 4.95%, 1/22/26 ...... 57,400,000 INR 663,019
1,280,904
Thailand 4.3%
Thailand Government Bond ,
0.51%, 5/24/23 ................ 100,000 THB 2,920
0.75%, 9/17/24 ................ 380,000 THB 10,953
1%, 6/17/27 ................... 250,000 THB 7,031
Senior Note, 0.66%, 11/22/23 ...... 20,140,000 THB 585,232
Senior Note, 2.65%, 6/17/28 ...... 1,230,000 THB 37,122
643,258
Uruguay 4.5%
Uruguay Government Bond ,
Senior Bond, 8.25%, 5/21/31 ...... 24,200,000 UYU 552,620
h
Index Linked, Senior Bond, 3.875%,
7/02/40 ...................... 4,272,051 UYU 117,079
669,699
Total Foreign Government and Agency Securities (Cost $13,038,251) ..............
11,755,897
Shares
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 12,498 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $13,832,184) ................................
12,202,198

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Short Term Investments 15.4%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 2.7%
Brazil 2.7%
i
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 150,000 BRL $ 26,976
7/01/24 ...................... 1,280,000 BRL 218,503
1/01/25 ...................... 960,000 BRL 155,035
400,514
Total Foreign Government and Agency Securities (Cost $403,677) ................
400,514
Shares
Money Market Funds 12.7%
United States 12.7%
j,k
Institutional Fiduciary Trust - Money
Market Portfolio, 4.371% ......... 1,890,705 1,890,705
Total Money Market Funds (Cost $1,890,705) ...................................
1,890,705
a a a a a
Total Short Term Investments (Cost $2,294,382 ) .................................
2,291,219
a a a
Total Investments (Cost $16,126,566) 97.4% ....................................
$14,493,417
Other Assets, less Liabilities 2.6% .............................................
391,683
Net Assets 100.0% ...........................................................
$14,885,100
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the aggregate value of these securities was $3,018,294, representing 20.3% of net assets.
f
A portion or all of the security purchased on a delayed delivery basis.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
Principal amount of security is adjusted for inflation. See Note .
i
The security was issued on a discount basis with no stated coupon rate.
j
See Note 4 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2023, the Fund had the following forward exchange contracts outstanding.
At March 31, 2023, the Fund had the following interest rate swap contracts outstanding.
*
In U.S. dollars unless otherwise indicated.
See Abbreviations on page 29 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... HSBK Buy 32,799,900 393,860 4/10/23 $ 5,190 $ —
Indian Rupee ...... HSBK Sell 32,799,900 398,807 4/10/23 — (243)
Columbian Peso .... MSCO Buy 3,036,000,000 635,678 4/24/23 13,907 —
Euro ............. JPHQ Buy 435,000 463,137 5/03/23 9,386 —
Euro ............. JPHQ Sell 435,000 436,044 5/03/23 — (36,479)
Brazilian Real ...... MSCO Buy 3,700,000 676,071 5/04/23 50,381 —
Chilean Peso ...... GSCO Buy 34,749,056 42,808 5/09/23 776 —
Indian Rupee ...... JPHQ Buy 37,911,100 452,859 6/14/23 6,978 —
Japanese Yen ...... DBAB Buy 101,100,000 753,747 6/15/23 16,009 —
Indian Rupee ...... CITI Buy 12,814,700 155,367 6/21/23 — —
Chilean Peso ...... GSCO Buy 410,196,259 495,676 6/22/23 15,099 —
Indian Rupee ...... HSBK Buy 32,799,900 396,719 7/10/23 447 —
Indian Rupee ...... JPHQ Buy 12,453,500 148,722 7/11/23 2,063 —
Chilean Peso ...... GSCO Buy 194,152,806 194,335 7/26/23 46,220 —
Thai Baht ......... HSBK Buy 19,700,000 578,537 8/07/23 4,931 —
Malaysian Ringgit ... GSCO Buy 1,220,000 278,285 8/21/23 956 —
Columbian Peso .... GSCO Buy 370,000,000 72,809 10/12/23 3,617 —
Total Forward Exchange Contracts ................................................... $175,960 $(36,722)
Net unrealized appreciation (depreciation) ............................................ $139,238
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.989% ... Annual 6/30/32 282,000 $ 6,621 $ — $ 6,621
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.612% ... Annual 7/07/32 283,000 14,959 — 14,959
Total Interest Rate Swap Contracts ............................... $21,580 $ — $21,580

Templeton Income Trust

Quarterly Schedule of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At March 31, 2023, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
March 31, 2023, investments in affiliated management investment companies were as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Total Return Fund
434,200,485 K2016470219 South Africa Ltd., A ............... 2/22/11 - 2/01/17 $ 1,608,225 $ —
50,014,925 K2016470219 South Africa Ltd., B ............... 2/01/17 37,134 —
Total Restricted Securities (Value is —% of Net Assets) .............. $1,645,359 $—
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Templeton Sustainable Emerging Markets Bond Fund
2,171,539
a
K2016470219 South Africa Ltd., A ............... 5/16/13 - 2/01/17 $ 14,538 $ —
619,903
a
K2016470219 South Africa Ltd., B ............... 2/01/17 460 —
477,900
Reventazon Finance Trust, Senior Secured Bond, 144A,
8%, 11/15/33 .............................. 12/18/13 477,900 446,301
Total Restricted Securities (Value is 3.0% of Net Assets) .............. $492,898 $446,301
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $
0
as of March 31, 2023.
2. Financial Instrument Valuation
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $ 428,932,984 $ 820,900,731 $ (983,704,414) $ — $ — $ 266,129,301 266,129,301 $ 3,903,428
Total Affiliated Securities ... $428,932,984 $820,900,731 $(983,704,414) $— $— $266,129,301 $3,903,428
Templeton Global Total Return Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $ 36,021,294 $ 102,020,715 $ (119,761,446) $ — $ — $ 18,280,563 18,280,563 $ 352,252
Total Affiliated Securities ... $36,021,294 $102,020,715 $(119,761,446) $— $— $18,280,563 $352,252
Templeton International Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $ 10,620,409 $ 10,128,540 $ (9,566,057) $ — $ — $ 11,182,892 11,182,892 $ 97,352
Total Affiliated Securities ... $10,620,409 $10,128,540 $(9,566,057) $— $— $11,182,892 $97,352
Templeton Sustainable Emerging Markets Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $ 706,837 $ 3,700,173 $ (2,516,305) $ — $ — $ 1,890,705 1,890,705 $ 15,541
Total Affiliated Securities ... $706,837 $3,700,173 $(2,516,305) $— $— $1,890,705 $15,541
4. Investments in Affiliated Management Investment Companies
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2023, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Bond Fund
Assets:
Investments in Securities
a
:
Foreign Government and Agency Securities .... $ — $ 3,186,019,365 $ — $ 3,186,019,365
U.S. Government and Agency Securities ....... — 1,041,409,021 — 1,041,409,021
Short Term Investments ................... 266,129,301 1,053,966,769 — 1,320,096,070
Total Investments in Securities ........... $266,129,301 $5,281,395,155 $— $5,547,524,456
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 46,406,497 $ — $ 46,406,497
Total Other Financial Instruments ......... $— $46,406,497 $— $46,406,497
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 28,350,382 $ — $ 28,350,382
..............................................................
Total Other Financial Instruments ......... $— $28,350,382 $— $28,350,382
Templeton Global Total Return Fund
Assets:
Investments in Securities
a
:
Common Stocks ........................ $ — $ — $ —
b
$ —
Corporate Bonds ........................ — — —
b
—
Foreign Government and Agency Securities .... — 326,720,011 — 326,720,011
U.S. Government and Agency Securities ....... — 15,829,661 — 15,829,661
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 18,280,563 77,180,919 — 95,461,482
Total Investments in Securities ........... $18,280,563 $419,730,591 $— $438,011,154
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 4,265,950 $ — $ 4,265,950
Swap contracts ......................... — 2,336,719 — 2,336,719
Total Other Financial Instruments ......... $— $6,602,669 $— $6,602,669
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 2,519,487 $ — $ 2,519,487
..............................................................
Total Other Financial Instruments ......... $— $2,519,487 $— $2,519,487
Templeton International Bond Fund
Assets:
Investments in Securities
a
:
Foreign Government and Agency Securities .... $ — $ 18,894,911 $ — $ 18,894,911
Short Term Investments ................... 11,182,892 4,275,792 — 15,458,684
Total Investments in Securities ........... $11,182,892 $23,170,703 $— $34,353,595
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 332,466 $ — $ 332,466
Total Other Financial Instruments ......... $— $332,466 $— $332,466
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 88,312 $ — $ 88,312
..............................................................
Total Other Financial Instruments ......... $— $88,312 $— $88,312
5. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At March 31, 2023, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2023, are as follows:
Level 1 Level 2 Level 3 Total
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities
a
:
Common Stocks ........................ $ — $ — $ —
b
$ —
Corporate Bonds ........................ — — 446,301
b
446,301
Foreign Government and Agency Securities .... — 11,755,897 — 11,755,897
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 1,890,705 400,514 — 2,291,219
Total Investments in Securities ........... $1,890,705 $12,156,411 $446,301 $14,493,417
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 175,960 $ — $ 175,960
Swap contracts ......................... — 21,580 — 21,580
Total Other Financial Instruments ......... $— $197,540 $— $197,540
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 36,722 $ — $ 36,722
..............................................................
Total Other Financial Instruments ......... $— $36,722 $— $36,722
a
For detailed categories, see the accompanying Schedule of I nvestments.
b
Includes financial instruments determined to have no value at March 31, 2023.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa .. $ —
a
$ — $ — $ — $ — $ — $ — $ — $ —
a
$ —
Corporate Bonds :
Costa Rica ... 450,492 — — — — — — (4,191) 446,301 (4,191)
South Africa .. —
a
— — — — — — — —
a
—
Escrows and
Litigation Trusts .. —
a
— — — — — — — —
a
—
Total Investments in
Securities ......... $450,492 $— $— $— $— $— $— $(4,191) $446,301 $(4,191)
a
Includes financial instruments determined to have no value.
5. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount/
Range (Weight
Average)
Impact to
Fair Value
if Input
Increases
a
Templeton Sustainable Emerging Markets
Bond Fund
Assets:
Investments in Securities:
Corporate Bonds:
Costa Rica
.....................
$446,301 Discounted cash flow Discount rate
(
b
)
9.6% Decrease
All Other
.......................
—
c
Total
..........................
$446,301
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS spread, and an incremental issuer credit spread combined to arrive at an 8% yield on issue date for an 8% coupon bond issued at par. The incremental issuer spread is further adjusted to reflect the current market spread for similar credits above the Costa
Rican credit spread.
c
Includes financial instruments determined to have no value at March 31, 2023.
5. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Selected Portfolio
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
Currency
AUD
Australian Dollar
BRL
Brazilian Real
CAD
Canadian Dollar
CLP
Chilean Peso
COP
Colombian Peso
CZK
Czech Koruna
EUR
Euro
GBP
British Pound
GHS
Ghanaian Cedi
HUF
Hungarian Forint
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
MYR
Malaysian Ringgit
NOK
Norwegian Krone
SGD
Singapore Dollar
THB
Thai Baht
UYU
Uruguayan Peso
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.